Initial Public Offering - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended
	Oct. 22, 2021	Mar. 31, 2023	Dec. 31, 2021
Public Warrant [Member]
Stockholders' Equity Note [Line Items]
Exercise price of warrant	$ 11.5
IPO [Member]
Stockholders' Equity Note [Line Items]
Proceeds from the sale of Class A ordinary, (Shares)	20,000,000
Share price	$ 10
Common stock, Conversion basis	Each Unit consists of one share of Class A ordinary shares and one-half of one Public Warrant	Each Unit consists of one share of Class A ordinary shares and one-half of one Public Warrant.
IPO [Member] | Public Warrant [Member]
Stockholders' Equity Note [Line Items]
Number of shares included in Unit	0.5	0.5
Initial Public Offering and Over Allotment Option [Member]
Stockholders' Equity Note [Line Items]
Proceeds from the sale of Class A ordinary, (Shares)	23,000,000
Share price	$ 10
Anchor Investors Investment [Member]
Stockholders' Equity Note [Line Items]
Proceeds from anchor investors for issuance of units	$ 198.6
Offering Of Units per Anchor Investor Percentage	9.90%
Anchor Investors Unit Purchases Percentage	99.30%
Common Class A [Member]
Stockholders' Equity Note [Line Items]
Exercise price of warrant			$ 11.5
Common Class A [Member] | Public Warrant [Member]
Stockholders' Equity Note [Line Items]
Number of shares issued upon exercise of warrant	1	1